Stockholders' equity - Schedule of Non-Controlling Interests (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Stockholders’ equity	R$ 10,575	R$ 10,194
Income	992	1,043	R$ 772
Banco Itaú Chile
Disclosure of subsidiaries [line items]
Stockholders’ equity	8,337	8,009
Income	608	627	598
Itaú Colombia S.A.
Disclosure of subsidiaries [line items]
Stockholders’ equity	22	21
Income	0	0	0
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento
Disclosure of subsidiaries [line items]
Stockholders’ equity	715	706
Income	169	174	147
Luizacred S.A. Soc. Cred. Financiamento Investimento
Disclosure of subsidiaries [line items]
Stockholders’ equity	1,103	976
Income	126	148	(49)
Other
Disclosure of subsidiaries [line items]
Stockholders’ equity	398	482
Income	R$ 89	R$ 94	R$ 76